ALLOWANCE FOR CREDIT LOSSES ALLOWANCE FOR CREDIT LOSSES - Additional information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Receivables [Abstract]
Interest Receivable	$ 47,488	$ 29,500
Reserves for unfunded commitments	18,400	13,400
Off-Balance Sheet, Credit Loss, Liability, Change in Method, Credit Loss Expense (Reversal)	12,200
Provision for Other Credit Losses	$ 4,982	$ 903	$ (237)